Promissory Notes Issue, Government Bonds, Long-Term Notes Receivable And Other Assets - Summary of Balance of Government Bonds (Parenthetical) (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Government Bonds [Member]
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Expected credit losses	$ 13,038	$ 17,581